IR PASS-THROUGH CORP.
                                                      c/o Wexford Management LLC
                                                          411 West Putnam Avenue
                                                             Greenwich, CT 06830
                                                                  (203) 862-7000
                                                             Fax: (203) 862-7461
                                                           Writer's Direct Dial:
                                                                        862-7000



ARROS Fund II (the "Fund")

February, 1996

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 1995. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations which originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call IFTC at 800-874-6205.

Sincerely,


ARROS Fund II
By: IR Pass-through Corp., Sponsor

INDEPENDENT AUDITORS' REPORT

To the Unitholders, Sponsor, and Trustee of
Integrated ARROs Fund II:

We have audited the accompanying financial statements of financial condition of Integrated ARROs Fund II (the "Trust") as of December 31, 1995 and 1994, including the schedule of portfolio investments as of December 31, 1995, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for the period April 16, 1987 (Inception) to December 31, 1987 and each of the eight years in the period ended December 31, 1995. These financial statements and per unit operating performance, ratios and supplemental data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit operating performance, ratios and supplemental data are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund II at December 31, 1995 and 1994, the results of its operations and changes in its net assets and the selected per unit operating performance, ratios and supplemental data for the above-stated periods in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $20,033,008 and $17,864,885 (100 percent of net assets) for the years ended December 31, 1995 and 1994, respectively, whose values have been stated at the lower of fair market value as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values or Minimum Termination Value. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.



DELOITTE & TOUCHE, LLP
New York, New York
February 19, 1996

                            Integrated ARROs Fund II
                        Statements of Financial Condition

                                                              December 31,
                                                       -------------------------
                                                           1995         1994
                                                       -----------   -----------
Assets

Investments in payment obligations, at
    minimum termination value (cost $7,446,008) ....   $20,033,008   $17,864,885
                                                       ===========   ===========

Net Asset ..........................................   $20,033,008   $17,864,885
                                                       ===========   ===========

Net Asset Value per unit (7,446 units
outstanding) .......................................   $  2,690.44   $  2,399.26
                                                       ===========   ===========



                        See notes to financial statements

                            Integrated ARROs Fund II
                            Statements of Operations

                                                     Year Ended December 31,
                                                 -------------------------------
                                                    1995                 1994
                                                 ----------           ----------
Investment income:
    Interest .........................           $2,168,123           $1,924,727
                                                 ==========           ==========






                        See notes to financial statements

                            Integrated ARROs Fund II
                       Statements of Changes in Net Assets


                                                       Year Ended December 31,
                                                     ---------------------------
                                                        1995            1994
                                                     -----------     -----------
Increase in net assets from operations:

     Investment income .........................     $ 2,168,123     $ 1,924,727

Net assets:

Beginning of period ............................      17,864,885      15,940,158
                                                     -----------     -----------

End of period ..................................     $20,033,008     $17,864,885
                                                     ===========     ===========




                        See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   ORGANIZATION

     Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

     The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of payment obligations (the "Payment Obligations"), issued by certain privately offered, single purpose limited partnerships (the "Partnerships") previously sponsored by Integrated Resources, Inc. ("Integrated"). These Partnerships acquired and net leased commercial real estate, which was sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated. Pursuant to the Consummation of A Plan of Reorganization ("the Steinhardt Plan"), on November 3, 1994, the Sponsor is now a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

3.   CONFLICTS OF INTEREST

     Entities directly or indirectly owned by former officers and/or directors of the Sponsor and/or Integrated are the general partners of the Partnerships. Such general partners have a fiduciary responsibility to make decisions which are in the best interest of their respective Partnership. There may be circumstances in which such general partners may make decisions on behalf of the Partnerships which could conflict with or have an adverse effect on the rights of unitholders of the Fund. Although the Partnerships must comply with the terms of the Payment Obligations, there can be no assurance that the decisions of the general partners on behalf of the Partnerships would not adversely affect the value of the units and/or the ability of the Partnerships to fulfill their obligations under the Payment Obligations.

     Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. Wexford Management LLC ("Wexford"), formerly known as Concurrency Management Corp. ("Concurrency") provides administrative services to Presidio, who provides services for the Fund.

4.   THE PAYMENT OBLIGATIONS

     The five Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered.

     Payments on the five Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 15.125% to 19.625% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of a net lease.

     If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made timely. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the holder of the Payment Obligation, in its discretion, to be immediately due and payable. Upon any disposition by a Partnership of its interest in the property, the Partnership shall be obligated to pay the holder of the Payment Obligation (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. If such sale is not made, so long as the Partnership continues to make timely payments under the Payment Obligation, generally there is no right of the Fund to accelerate payment thereof.

     There are significant limitations on the amounts that the Fund may receive in the event of a sale or other disposition of a Partnership's property. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.   COMMITMENTS AND CONTINGENCIES

     The Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, upon the period when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     The Sponsor projects, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that the $450,000 previously received by the sponsor from Integrated in settlement of the Sponsor's claim, will enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000, at which time, the Sponsor believes, securities held by the Fund and Fund I should begin to generate cash which could be used to administer the Fund and Fund I. There can be no assurance that such cash will be generated or that the $450,000 paid by Integrated will be sufficient to fund the Sponsor's obligations through the year 2000.

     Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Wexford Management LLC, 411 West Putnam Avenue, Greenwich, Connecticut 06830.

NAME                 POSITIONS WITH SPONSOR          PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----                 ----------------------          -----------------------------------------
Robert Holtz         Director and President          Presidio,  Vice President and Secretary since  August  1994;  Resurgence,  Vice
                                                     President and Assistant  Secretary  since March 1994;  Wexford  Management LLC,
                                                     Vice President since January 1996;  Wexford  Management  Corp.,  Vice President
                                                     from November 1995 through December 1995; Concurrency,  Vice President from May
                                                     1994 through  October 1995; Bear Stearns Real Estate Group Inc., Vice President
                                                     from June 1993 through May 1994. Employed from 1989 to 1994.

Mark Plaumann        Director and Vice President     Wexford Management LLC,  Senior  Vice President since  January  1996;   Wexford
                                                     Management  Corp.,  Senior Vice President  from November 1995 through  December
                                                     1995;  Concurrency,  Vice  President  from February 1995 through  October 1995;
                                                     Alvarez  and  Marsel,  Inc.,  a  crisis-management  consulting  firm,  Managing
                                                     Director from 1990 through January 1995.

 Jay L. Maymudes      Vice President, Secretary      Presidio,  Chief Financial Officer,  Vice President and Treasurer since  August
                             and Treasurer           1994;  Resurgence,  Chief  Financial  Officer,  Vice  President  and  Assistant
                                                     Secretary since July 1994;  Wexford Management LLC, Chief Financial Officer and
                                                     Vice President since January 1996;  Wexford  Management Corp.,  Chief Financial
                                                     Officer  and  Vice  President   from  November  1995  through   December  1995;
                                                     Concurrency,  Chief Financial Officer and Vice President from July 1994 through
                                                     October 1995;  Dusco, Inc. (a real estate  investment  advisor),  Secretary and
                                                     Treasurer  from December 1988, and Senior Vice President from February 1990, in each case through June 1994.

Arthur H. Amron      Vice President & Assistant      Presidio, Vice President since November 1994;  Wexford Management LLC,  General
                            Secretary                Counsel since January 1996;  Wexford  Management  Corp.,  General  Counsel from
                                                     November 1995 through December 1995; Concurrency, General Counsel from November
                                                     1994 through October 1995;  from 1992 to November 1994,  attorney with Schulte,
                                                     Roth & Zabel; Prior to 1992, attorney with Debevoise & Plimpton.

Guy Sansone         Assistant Secretary              Wexford Management LLC,  Vice President since January 1996;  Wexford Management
                                                     Corp.,  Vice President from November 1995 through  December 1995;  Concurrency, employed  from  November  1994  through  October  1995;  Deloitte & Touche LLP,
                                                     Manager, employed from 1989 through October 1994.

The general partner of Trefar Associates ("Trefar") entered into a contract of sale as of February 1, 1995 with Xerox Corporation, the lessee of the property owned by Trefar. This contract is contingent upon several events including a two-thirds approval vote by the limited partners. The anticipated closing of this sale is April 1, 1996, at which time the Fund expects to realize proceeds of approximately $5,000,000 based on the approximate minimum termination value of the investment. If such proceeds are received, the Fund will not recognize any material gain or loss on the transaction as it is carrying its investment at the minimum termination value.

                                                      Integrated ARROs Fund II
                                                 Schedule of Portfolio Investments
                                                         December 31, 1995

Partnership
Date Payment                                                                              Original         Simple
 Obligation                                     Property                 Type of         Principal        Interest        Accrued
  Incurred        Lessee                        Location                 property          Amount           Rate         Interest
------------------------------------------------------------------------------------------------------------------------------------
 Bradall        Albertson's                       Boise, ID             Department      $ 1,940,000       16.500%      $ 4,177,123
12/16/82               Inc.                   Snohomish, WA                 Stores
                                             Las Cruces, NM
                                            Sioux Falls, SD
                                              Bradenton, FL

 Dalhill         The Kroger                     Houston, TX           Supermarkets        1,485,000       19.625%        4,070,492
 1/15/82            Company                      Dallas, TX
                                               Columbus, OH
                                             Cincinnati, OH
                                         Louisville, KY (2)

  Trefar              Xerox                    Freemont, CA         Manufacturing/        3,702,463       17.000%        9,110,269
 7/21/81        Corporation                                             Warehouse/
(amended                                                              Distribution
3/31/84)                                                                  Facility

  Walmad           Walgreen                     Windsor, WI             Warehouse/        1,500,000       18.500%        3,844,739
 2/25/82            Company                                           Distribution
                                                                          Facility

   Zebon            The Dow                      Creole, AL                  Plant        2,198,000       15.125%        4,214,377
  5/1/83           Chemical         Prudhoe Bay Station, AK             Facilities
                    Company                Mt. Pleasant, MI
                                                 Hebron, OH
                                             Kellyville, OK
                                                  Tulsa, OK
                                                  Bryan, TX
                                              Levelland, TX
                                                                                        -----------                    -----------
                                                                                        $10,825,463                    $25,417,000
                                                                                        ===========                    ===========
(1) Primary Term of the applicable net lease.
(2) Two properties.

                                                      Integrated ARROs Fund II
                                           Schedule of Portfolio Investments -- Continued
                                                         December 31, 1995

Partnership                                                                  Discount To
Date Payment                                                                  Arrive at             Periodic             Minimum
 Obligation                              Property             Type of     Minimum Termination     Payment During       Termination
  Incurred     Lessee                    Location             property          Value            Primary Term (1)         Value
------------------------------------------------------------------------------------------------------------------------------------
 Bradall     Albertson's                   Boise, ID         Department      $ 2,190,472           7/1/98-1/1/08        $ 3,926,651
12/16/82            Inc.               Snohomish, WA             Stores                             $387,871/semi.
                                      Las Cruces, NM
                                     Sioux Falls, SD
                                       Bradenton, FL

 Dalhill      The Kroger                 Houston, TX       Supermarkets        1,621,045       1/31/97-12/31/06           3,934,447
 1/15/82         Company                  Dallas, TX                                                $57,242/mo.
                                        Columbus, OH
                                      Cincinnati, OH
                                  Louisville, KY (2)

  Trefar           Xerox                Freemont, CA     Manufacturing/        7,803,863        11/1/97-10/1/07           5,008,869
 7/21/81     Corporation                                     Warehouse/                             $70,823/mo.
(amended                                                   Distribution
3/31/84)                                                       Facility

  Walmad        Walgreen                 Windsor, WI         Warehouse/        2,016,044          4/1/97-3/1/02           3,328,695
 2/25/82         Company                                   Distribution                            $23,125/mo.;
                                                               Facility                           4/1/02-3/1/07
                                                                                                    $92,551/mo.
   Zebon
  5/1/83         The Dow                  Creole, AL              Plant        2,578,031         12/1/98-6/1/03           3,834,346
                Chemical     Prudhoe Bay Station, AK         Facilities                          $558,719/semi.
                 Company            Mt. Pleasant, MI
                                          Hebron, OH
                                      Kellyville, OK
                                           Tulsa, OK
                                           Bryan, TX
                                       Levelland, TX
                                                                             -----------                                -----------
                                                                             $16,209,455                                $20,033,008
                                                                             ===========                                ===========
(1) Primary Term of the applicable net lease.
(2) Two properties.

Integrated ARROs Fund II
Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data



                                                                                 YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------------------
Per Unit Operating Performance                        1995               1994             1993              1992            1991
------------------------------                     -----------       -----------       -----------      -----------     -----------
Net Asset Value, Begining of Period                $  2,399.26       $  2,140.77       $  1,902.45      $  1,706.89     $  1,525.18

Net Investment Income                                   291.18            258.49            238.32           195.56          181.71
                                                   -----------       -----------       -----------      -----------     -----------

Net Asset Value, End of Period                     $  2,690.44       $  2,399.26       $  2,140.77      $  1,902.45     $  1,706.89
                                                   ===========       ===========       ===========      ===========     ===========

Total Investment Return                            $    291.18       $    258.49       $    238.32      $    195.56     $    181.71
                                                   ===========       ===========       ===========      ===========     ===========


Ratios/Supplemental Data
------------------------

Net Assets, End of Period                          $20,033,008       $17,864,885       $15,940,158      $14,165,629     $12,709,507

Ratio of Expense to Average Net Assets                     N/A               N/A               N/A              N/A             N/A

Ratio of Net Income to Average Net Assets                11.44%            11.39%            11.79%           10.83%          11.24%

Portfolio Turnover Rate                                    N/A               N/A               N/A              N/A             N/A

                       INTEGRATED ARROS II -- SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                                              JANUARY 1, 1995 THROUGH DECEMBER 31, 1995

   DATE          AMOUNT           DATE          AMOUNT          DATE           AMOUNT          DATE           AMOUNT
 1-Jan-95      23,570,871      23-Feb-95      23,839,631      17-Apr-95      24,108,392      9-Jun-95       24,377,152
 2-Jan-95      23,575,942      24-Feb-95      23,844,702      18-Apr-95      24,113,463      10-Jun-95      24,382,223
 3-Jan-95      23,581,013      25-Feb-95      23,849,773      19-Apr-95      24,118,534      11-Jun-95      24,387,294
 4-Jan-95      23,586,084      26-Feb-95      23,854,844      20-Apr-95      24,123,605      12-Jun-95      24,392,365
 5-Jan-95      23,591,155      27-Feb-95      23,859,915      21-Apr-95      24,128,676      13-Jun-95      24,397,436
 6-Jan-95      23,596,226      28-Feb-95      23,864,986      22-Apr-95      24,133,747      14-Jun-95      24,402,507
 7-Jan-95      23,601,297      1-Mar-95       23,870,057      23-Apr-95      24,138,818      15-Jun-95      24,407,578
 8-Jan-95      23,606,368      2-Mar-95       23,875,128      24-Apr-95      24,143,889      16-Jun-95      24,412,649
 9-Jan-95      23,611,439      3-Mar-95       23,880,199      25-Apr-95      24,148,959      17-Jun-95      24,417,720
10-Jan-95      23,616,510      4-Mar-95       23,885,270      26-Apr-95      24,154,030      18-Jun-95      24,422,791
11-Jan-95      23,621,580      5-Mar-95       23,890,341      27-Apr-95      24,159,101      19-Jun-95      24,427,862
12-Jan-95      23,626,651      6-Mar-95       23,895,412      28-Apr-95      24,164,172      20-Jun-95      24,432,933
13-Jan-95      23,631,722      7-Mar-95       23,900,483      29-Apr-95      24,169,243      21-Jun-95      24,438,004
14-Jan-95      23,636,793      8-Mar-95       23,905,554      30-Apr-95      24,174,314      22-Jun-95      24,443,075
15-Jan-95      23,641,864      9-Mar-95       23,910,625      1-May-95       24,179,385      23-Jun-95      24,448,146
16-Jan-95      23,646,935      10-Mar-95      23,915,696      2-May-95       24,184,456      24-Jun-95      24,453,217
17-Jan-95      23,652,006      11-Mar-95      23,920,767      3-May-95       24,189,527      25-Jun-95      24,458,288
18-Jan-95      23,657,077      12-Mar-95      23,925,838      4-May-95       24,194,598      26-Jun-95      24,463,358
19-Jan-95      23,662,148      13-Mar-95      23,930,909      5-May-95       24,199,669      27-Jun-95      24,468,429
20-Jan-95      23,667,219      14-Mar-95      23,935,979      6-May-95       24,204,740      28-Jun-95      24,473,500
21-Jan-95      23,672,290      15-Mar-95      23,941,050      7-May-95       24,209,811      29-Jun-95      24,478,571
22-Jan-95      23,677,361      16-Mar-95      23,946,121      8-May-95       24,214,882      30-Jun-95      24,483,642
23-Jan-95      23,682,432      17-Mar-95      23,951,192      9-May-95       24,219,953      1-Jul-95       24,488,713
24-Jan-95      23,687,503      18-Mar-95      23,956,263      10-May-95      24,225,024      2-Jul-95       24,493,784
25-Jan-95      23,692,574      19-Mar-95      23,961,334      11-May-95      24,230,095      3-Jul-95       24,498,855
26-Jan-95      23,697,645      20-Mar-95      23,966,405      12-May-95      24,235,166      4-Jul-95       24,503,926
27-Jan-95      23,702,716      21-Mar-95      23,971,476      13-May-95      24,240,237      5-Jul-95       24,508,997
28-Jan-95      23,707,787      22-Mar-95      23,976,547      14-May-95      24,245,308      6-Jul-95       24,514,068
29-Jan-95      23,712,858      23-Mar-95      23,981,618      15-May-95      24,250,379      7-Jul-95       24,519,139
30-Jan-95      23,717,929      24-Mar-95      23,986,689      16-May-95      24,255,449      8-Jul-95       24,524,210
31-Jan-95      23,723,000      25-Mar-95      23,991,760      17-May-95      24,260,520      9-Jul-95       24,529,281
 1-Feb-95      23,728,070      26-Mar-95      23,996,831      18-May-95      24,265,591      10-Jul-95      24,534,352
 2-Feb-95      23,733,141      27-Mar-95      24,001,902      19-May-95      24,270,662      11-Jul-95      24,539,423
 3-Feb-95      23,738,212      28-Mar-95      24,006,973      20-May-95      24,275,733      12-Jul-95      24,544,494
 4-Feb-95      23,743,283      29-Mar-95      24,012,044      21-May-95      24,280,804      13-Jul-95      24,549,565
 5-Feb-95      23,748,354      30-Mar-95      24,017,115      22-May-95      24,285,875      14-Jul-95      24,554,636
 6-Feb-95      23,753,425      31-Mar-95      24,022,186      23-May-95      24,290,946      15-Jul-95      24,559,707
 7-Feb-95      23,758,496      1-Apr-95       24,027,257      24-May-95      24,296,017      16-Jul-95      24,564,778
 8-Feb-95      23,763,567      2-Apr-95       24,032,328      25-May-95      24,301,088      17-Jul-95      24,569,848
 9-Feb-95      23,768,638      3-Apr-95       24,037,399      26-May-95      24,306,159      18-Jul-95      24,574,919
10-Feb-95      23,773,709      4-Apr-95       24,042,469      27-May-95      24,311,230      19-Jul-95      24,579,990
11-Feb-95      23,778,780      5-Apr-95       24,047,540      28-May-95      24,316,301      20-Jul-95      24,585,061
12-Feb-95      23,783,851      6-Apr-95       24,052,611      29-May-95      24,321,372      21-Jul-95      24,590,132
13-Feb-95      23,788,922      7-Apr-95       24,057,682      30-May-95      24,326,443      22-Jul-95      24,595,203
14-Feb-95      23,793,993      8-Apr-95       24,062,753      31-May-95      24,331,514      23-Jul-95      24,600,274
15-Feb-95      23,799,064      9-Apr-95       24,067,824      1-Jun-95       24,336,585      24-Jul-95      24,605,345
16-Feb-95      23,804,135      10-Apr-95      24,072,895      2-Jun-95       24,341,656      25-Jul-95      24,610,416
17-Feb-95      23,809,206      11-Apr-95      24,077,966      3-Jun-95       24,346,727      26-Jul-95      24,615,487
18-Feb-95      23,814,277      12-Apr-95      24,083,037      4-Jun-95       24,351,798      27-Jul-95      24,620,558
19-Feb-95      23,819,348      13-Apr-95      24,088,108      5-Jun-95       24,356,869      28-Jul-95      24,625,629
20-Feb-95      23,824,419      14-Apr-95      24,093,179      6-Jun-95       24,361,939      29-Jul-95      24,630,700
21-Feb-95      23,829,490      15-Apr-95      24,098,250      7-Jun-95       24,367,010      30-Jul-95      24,635,771
22-Feb-95      23,834,560      16-Apr-95      24,103,321      8-Jun-95       24,372,081      31-Jul-95      24,640,842

                 INTEGRATED ARROS II -- SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS -- Continued
                                              JANUARY 1, 1995 THROUGH DECEMBER 31, 1995

   DATE          AMOUNT           DATE           AMOUNT          DATE           MOUNT
 1-Aug-95      24,645,913      23-Sep-95      24,914,673      15-Nov-95      25,183,434
 2-Aug-95      24,650,984      24-Sep-95      24,919,744      16-Nov-95      25,188,505
 3-Aug-95      24,656,055      25-Sep-95      24,924,815      17-Nov-95      25,193,576
 4-Aug-95      24,661,126      26-Sep-95      24,929,886      18-Nov-95      25,198,647
 5-Aug-95      24,666,197      27-Sep-95      24,934,957      19-Nov-95      25,203,717
 6-Aug-95      24,671,268      28-Sep-95      24,940,028      20-Nov-95      25,208,788
 7-Aug-95      24,676,338      29-Sep-95      24,945,099      21-Nov-95      25,213,859
 8-Aug-95      24,681,409      30-Sep-95      24,950,170      22-Nov-95      25,218,930
 9-Aug-95      24,686,480      1-Oct-95       24,955,241      23-Nov-95      25,224,001
10-Aug-95      24,691,551      2-Oct-95       24,960,312      24-Nov-95      25,229,072
11-Aug-95      24,696,622      3-Oct-95       24,965,383      25-Nov-95      25,234,143
12-Aug-95      24,701,693      4-Oct-95       24,970,454      26-Nov-95      25,239,214
13-Aug-95      24,706,764      5-Oct-95       24,975,525      27-Nov-95      25,244,285
14-Aug-95      24,711,835      6-Oct-95       24,980,596      28-Nov-95      25,249,356
15-Aug-95      24,716,906      7-Oct-95       24,985,667      29-Nov-95      25,254,427
16-Aug-95      24,721,977      8-Oct-95       24,990,737      30-Nov-95      25,259,498
17-Aug-95      24,727,048      9-Oct-95       24,995,808      1-Dec-95       25,264,569
18-Aug-95      24,732,119      10-Oct-95      25,000,879      2-Dec-95       25,269,640
19-Aug-95      24,737,190      11-Oct-95      25,005,950      3-Dec-95       25,274,711
20-Aug-95      24,742,261      12-Oct-95      25,011,021      4-Dec-95       25,279,782
21-Aug-95      24,747,332      13-Oct-95      25,016,092      5-Dec-95       25,284,853
22-Aug-95      24,752,403      14-Oct-95      25,021,163      6-Dec-95       25,289,924
23-Aug-95      24,757,474      15-Oct-95      25,026,234      7-Dec-95       25,294,995
24-Aug-95      24,762,545      16-Oct-95      25,031,305      8-Dec-95       25,300,066
25-Aug-95      24,767,616      17-Oct-95      25,036,376      9-Dec-95       25,305,137
26-Aug-95      24,772,687      18-Oct-95      25,041,447      10-Dec-95      25,310,207
27-Aug-95      24,777,758      19-Oct-95      25,046,518      11-Dec-95      25,315,278
28-Aug-95      24,782,828      20-Oct-95      25,051,589      12-Dec-95      25,320,349
29-Aug-95      24,787,899      21-Oct-95      25,056,660      13-Dec-95      25,325,420
30-Aug-95      24,792,970      22-Oct-95      25,061,731      14-Dec-95      25,330,491
31-Aug-95      24,798,041      23-Oct-95      25,066,802      15-Dec-95      25,335,562
 1-Sep-95      24,803,112      24-Oct-95      25,071,873      16-Dec-95      25,340,633
 2-Sep-95      24,808,183      25-Oct-95      25,076,944      17-Dec-95      25,345,704
 3-Sep-95      24,813,254      26-Oct-95      25,082,015      18-Dec-95      25,350,775
 4-Sep-95      24,818,325      27-Oct-95      25,087,086      19-Dec-95      25,355,846
 5-Sep-95      24,823,396      28-Oct-95      25,092,157      20-Dec-95      25,360,917
 6-Sep-95      24,828,467      29-Oct-95      25,097,227      21-Dec-95      25,365,988
 7-Sep-95      24,833,538      30-Oct-95      25,102,298      22-Dec-95      25,371,059
 8-Sep-95      24,838,609      31-Oct-95      25,107,369      23-Dec-95      25,376,130
 9-Sep-95      24,843,680      1-Nov-95       25,112,440      24-Dec-95      25,381,201
10-Sep-95      24,848,751      2-Nov-95       25,117,511      25-Dec-95      25,386,272
11-Sep-95      24,853,822      3-Nov-95       25,122,582      26-Dec-95      25,391,343
12-Sep-95      24,858,893      4-Nov-95       25,127,653      27-Dec-95      25,396,414
13-Sep-95      24,863,964      5-Nov-95       25,132,724      28-Dec-95      25,401,485
14-Sep-95      24,869,035      6-Nov-95       25,137,795      29-Dec-95      25,406,556
15-Sep-95      24,874,106      7-Nov-95       25,142,866      30-Dec-95      25,411,627
16-Sep-95      24,879,177      8-Nov-95       25,147,937      31-Dec-95      25,416,697
17-Sep-95      24,884,248      9-Nov-95       25,153,008      1-Jan-96       25,421,768
18-Sep-95      24,889,318      10-Nov-95      25,158,079
19-Sep-95      24,894,389      11-Nov-95      25,163,150
20-Sep-95      24,899,460      12-Nov-95      25,168,221
21-Sep-95      24,904,531      13-Nov-95      25,173,292
22-Sep-95      24,909,602      14-Nov-95      25,178,363

                               INTEGRATED ARROS II
  SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS -- Continued
                    JANUARY 1, 1995 THROUGH DECEMBER 31, 1995



                                                     INTEREST
 PAYMENT           INTEREST         ANNUAL         INCEPTION TO        INCEPTION
OBLIGATION          RATE           INTEREST         31-Dec-95            DATE
--------------------------------------------------------------------------------
 1,940,000         16.500%          320,100         4,177,086         16-Dec-82
 1,485,000         19.625%          291,431         4,070,456         15-Jan-82
 3,702,463         17.000%          629,419         9,110,189         14-Jul-81
 1,500,000         18.500%          277,500         3,844,705         25-Feb-82
 2,198,000         15.125%          332,448         4,214,341          1-May-83
----------                        ---------        ----------
10,825,463                        1,850,897        25,416,778
==========                        =========        ==========
ROUNDED                                            25,417,000
                                                   ==========
12/31/94 INTEREST AMOUNT                           23,565,800
                                                   ==========
DAILY INTEREST AMOUNT                                5,070.95
                                                   ==========

For period ended 12/31/95
File Number 811-4393


                                 Signature Page

This report is signed on behalf of the Registrant in the town of Greenwich in the State of Connecticut on the 29th day of February, 1996.


                                              IR Pass-through Corporation
                                              (Sponsor of Integrated ARROs
                                              Fund II, the Registrant during the
                                              period ending 12/31/95)


Witness: /s/ Jay L. Maymudes                         By: /s/ Robert Holtz
         -------------------------------                 -----------------------
         Name:  Jay L. Maymudes                          Robert Holtz, President
         Title: Vice President,
                Secretary and Treasurer